Document And Entity Information	3 Months Ended
Jun. 30, 2017
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	Apollo Medical Holdings, Inc.
Entity Central Index Key	0001083446
Entity Filer Category	Smaller Reporting Company